Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net (loss) income	$ (1,699,200)	$ 1,602,939
Adjustment to reconcile net (loss) income to cash (used in) provided by operating activities
Depreciation and amortization	462,701	432,599
Change in fair value of warrant liabilities	138,000
Provision for credit losses	150,000	240,486
Accounts receivable	(1,878,529)	(770,981)
Accounts receivable due from related parties	(2,692,841)
Inventories	(28,968)	(53,674)
Prepaid installation costs	4,280,727
Prepaids and other current assets	(1,420,528)	(180,286)
Other assets	(84,704)
Accounts payable	(330,661)	(1,914)
Accrued expenses and other current liabilities	(456,316)	313,286
Accrued expenses and other current liabilities due to related parties	(2,148,960)
Contract liabilities	(3,383,346)	(14,789)
Contract liabilities due to related parties	(1,054,263)
Operating lease payments	(6,933)	22,111
Net cash (used in) provided by operating activities	(10,153,821)	1,589,777
Cash flows from Investing Activities
Purchases of property, equipment and other assets	(226,076)	(605,874)
Net cash used in investing activities	(226,076)	(605,874)
Cash flows from Financing Activities
Proceeds from the issuance of debt		408,003
Repayments of debt	(98,560)	(75,000)
Proceeds from Business Combination, net of transaction costs	10,277,275
Distributions to members	(90,000)	(166,323)
Net cash provided by financing activities	10,088,715	166,680
Net (decrease) increase in cash and cash equivalents	(291,182)	1,150,583
Cash and cash equivalents, beginning of period	8,022,306	2,268,306	$ 2,268,306
Cash and cash equivalents, end of the period	7,731,124	3,418,889	8,022,306	$ 2,268,306
Cash paid for interest	35,894	15,544
Non-cash transactions
Transaction costs	3,269,039
Issuance of Class A common stock to vendors	2,478,480
Issuance of Class A common stock to backstop investors	1,569,440
Accretion of Preferred Units	8,224,091
Previously Reported
Cash Flows from Operating Activities
Net (loss) income			(3,001,194)	14,334,250
Adjustment to reconcile net (loss) income to cash (used in) provided by operating activities
Recovery of deferred offering costs allocated to warrants			(425,040)
Change in fair value of warrant liabilities			317,376	(13,179,936)
Due to related party			195,000	545,405
Prepaid assets			11,831	1,455,576
Accounts payable and accrued expenses			3,802,357	120,000
Net cash (used in) provided by operating activities			900,330	3,275,295
Cash flows from Investing Activities
Extension funding used to purchase marketable securities and cash held in Trust Account			(1,116,710)
Cash withdrawn from Trust Account in connection with redemptions			272,554,813
Proceeds from sale of marketable securities deposited into cash held in Trust Account			15,862,501
Reinvestment of marketable securities and cash held in Trust Account			(1,794,036)	(3,984,431)
Net cash used in investing activities			285,506,568	(3,984,431)
Cash flows from Financing Activities
Proceeds from note payable-related party			1,612,398
Redemptions of Class A ordinary shares subject to possible redemption			(272,554,813)
Net cash provided by financing activities			(270,942,415)
Net (decrease) increase in cash and cash equivalents			15,464,483	(709,136)
Cash and cash equivalents, beginning of period	$ 60,518	$ 614,767	614,767	1,323,903
Cash and cash equivalents, end of the period			60,518	614,767
Cash held in Trust Account			16,018,732
Total cash and cash in Trust Account			16,079,250	614,767
Change in value of Class A ordinary shares subject to possible redemption			3,066,977	3,986,568
Impact of the waiver of deferred commission by the underwriters			9,234,960
Conversion of Class B ordinary shares to Class A ordinary shares			$ 562